Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 4,798	$ 153,657
Certificates of deposit, restricted		300,000
Accounts receivable, trade, less allowance for doubtful accounts of $151,840 as of March 31, 2012 and September 30, 2011		371,575
Inventory		348,179
Costs in excess of billings		143,770
Seller's note, related party, current portion		275,000
Prepaid expenses		164,912
Other current assets		112,921
Total current assets		1,870,014
Property, plant and equipment, net		383,540
Other assets:
Seller's note, related party, non-current		525,000
Long term contracts, net		391,672
Purchased technology, net		391,672
Other		224,898
Total other assets		1,533,242
Total assets		3,786,796
Current liabilities:
Accounts payable		969,424
Accrued expenses		917,984
Billings in excess of cost		42,707
Notes payable, current		2,167,285
Obligations due under lease settlement, current		68,518
Notes payable, related parties, current		370,138
Total current liabilities		4,536,056
Notes payable, non-current		84,695
Convertible notes payable, non-current		1,739,460
Obligations due under lease settlement, non-current		505,540
Total liabilities		6,865,751
Stockholders' deficit:
Preferred stock, $1.00 par value, 1 million shares authorized
Common stock, $.01 par value, 100 million shares authorized, 35,997,494 shares and 36,173,033 issued and outstanding at March 31, 2012 and September 30, 2011		361,733
Additional paid-in capital		40,297,850
Common shares held as collateral		(20,000)
Accumulated deficit		(43,718,538)
Total stockholders' (deficit) equity	(3,923,939)	(3,078,955)
Total liabilities and stockholders' (deficit) equity		3,786,796
Unaudited
Current assets:
Cash and cash equivalents	4,798
Certificates of deposit, restricted	300,000
Accounts receivable, trade, less allowance for doubtful accounts of $151,840 as of March 31, 2012 and September 30, 2011	388,013
Inventory	480,201
Costs in excess of billings	90,934
Seller's note, related party, current portion	275,000
Prepaid expenses	58,868
Other current assets	169,316
Total current assets	1,767,130
Property, plant and equipment, net	305,239
Other assets:
Seller's note, related party, non-current	523,248
Long term contracts, net	366,670
Purchased technology, net	366,670
Software development costs, net	524,323
Other	147,790
Total other assets	1,928,701
Total assets	4,001,070
Current liabilities:
Accounts payable	1,222,515
Accrued expenses	1,128,479
Billings in excess of cost	24,865
Notes payable, current	2,102,660
Convertible notes payable, current	2,301,496
Obligations due under lease settlement, current	68,518
Notes payable, related parties, current	32,302
Total current liabilities	6,880,835
Notes payable, non-current	65,134
Notes payable, related parties, non-current	473,500
Obligations due under lease settlement, non-current	505,540
Total liabilities	7,925,009
Stockholders' deficit:
Preferred stock, $1.00 par value, 1 million shares authorized
Common stock, $.01 par value, 100 million shares authorized, 35,997,494 shares and 36,173,033 issued and outstanding at March 31, 2012 and September 30, 2011	359,975
Additional paid-in capital	41,687,714
Accumulated deficit	(45,971,628)
Total stockholders' (deficit) equity	(3,923,939)
Total liabilities and stockholders' (deficit) equity	$ 4,001,070